245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 3, 2021

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Select Portfolios (the trust): File Nos. 002-69972 and 811-03114

Air Transportation Portfolio

Automotive Portfolio

Banking Portfolio

Biotechnology Portfolio

Brokerage and Investment Management Portfolio

Chemicals Portfolio

Communication Services Portfolio

Communications Equipment Portfolio

Computers Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Consumer Finance Portfolio

Consumer Staples Portfolio

Defense and Aerospace Portfolio

Energy Portfolio

Energy Service Portfolio

Environment and Alternative Energy Portfolio

Financial Services Portfolio

Gold Portfolio

Health Care Portfolio

Health Care Services Portfolio

Industrials Portfolio

Insurance Portfolio

IT Services Portfolio

Leisure Portfolio

Materials Portfolio

Medical Technology and Devices Portfolio

Natural Gas Portfolio

Natural Resources Portfolio

Pharmaceuticals Portfolio

Retailing Portfolio

Semiconductors Portfolio

Software and IT Services Portfolio

Technology Portfolio

Telecommunications Portfolio

Transportation Portfolio

Utilities Portfolio

Wireless Portfolio

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust